Value of Business Acquired and Changes in the Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Balance, beginning of year	$ 0	$ 0	$ 0
Interest	210	314	439
Amortization	(2,950)	(3,479)	(4,327)
Change in shadow VOBA	2,740	3,165	3,888
Balance, end of year	$ 0	$ 0	$ 0